Discontinued operations and assets held for sale (Tables)	12 Months Ended
Mar. 31, 2025
Discontinued operations and assets held for sale
Schedule of income statement of discontinued operations

	2025 €m	2024 € m	2023 € m

(Loss)/profit for the financial year - Discontinued operations

Vodafone Spain 1	53	(5)	(340)

Vodafone Italy 2	(75)	(60)	93

Total	(22)	(65)	(247)

Loss per share - Discontinued operations

Basic	(0.08)c	(0.24)c	(0.89)c

Diluted	(0.08)c	(0.24)c	(0.89)c

Summary of segment analysis of discontinued operations

	2025 €m	2024 € m	2023 € m

Revenue	603	3,773	3,675

Cost of sales	(321)	(2,593)	(2,959)

Gross profit	282	1,180	716

Selling and distribution expenses	(27)	(259)	(314)

Administrative expenses	(34)	(435)	(575)

Net credit losses on financial assets	(15)	(120)	(35)

Other expense	–	–	(122)

Operating profit/(loss)	206	366	(330)

Investment income	3	29	16

Financing costs	(8)	(56)	(26)

Profit/(loss) before taxation	201	339	(340)

Income tax credit	–	1	–

Profit/(loss) after tax of discontinued operations	201	340	(340)

After tax loss on the re-measurement of disposal group	–	(345)	–

Loss on sale of disposal group	(148)	–	–

Profit/(loss) for the financial year from discontinued operations	53	(5)	(340)

Total comprehensive income/ (expense) for the financial year from discontinued operations

Attributable to owners of the parent	53	(5)	(340)

	2025 €m	2024 € m	2023 € m

Revenue	3,356	4,579	4,722

Cost of sales	(1,293)	(3,438)	(3,532)

Gross profit	2,063	1,141	1,190

Selling and distribution expenses	(160)	(244)	(238)

Administrative expenses	(356)	(760)	(710)

Net credit losses on financial assets	(36)	(51)	(66)

Other income/(expense)	–	–	(1)

Operating profit	1,511	86	175

Financing costs	(66)	(86)	(93)

Profit before taxation	1,445	–	82

Income tax credit/ (expense)	(387)	23	11

Profit after tax of discontinued operations	1,058	23	93

After tax loss on the re-measurement of disposal group	–	(83)	–

Loss on sale of disposal group	(1,133)	–	–

(Loss)/profit for the financial year from discontinued operations	(75)	(60)	93

Total comprehensive (expense)/income for the financial year from discontinued operations

Attributable to owners of the parent	(72)	(71)	80

Schedule of net assets and liabilities held for sale

	Vodafone Spain €m	Vodafone Italy €m	Total €m

Non-current assets

Goodwill	–	2,398	2,398

Other intangible assets	987	3,331	4,318

Property, plant and equipment	4,957	4,307	9,264

Other investments	2	–	2

Deferred tax assets	–	461	461

Trade and other receivables	223	167	390

	6,169	10,664	16,833

Current assets

Inventory	39	134	173

Taxation recoverable	–	77	77

Trade and other receivables	805	1,117	1,922

Cash and cash equivalents	13	29	42

	857	1,357	2,214

Assets held for sale	7,026	12,021	19,047

Non-current liabilities

Borrowings	878	1,509	2,387

Deferred tax liabilities	3	–	3

Post employment benefits	–	45	45

Provisions	158	115	273

Trade and other payables	43	120	163

	1,082	1,789	2,871

Current liabilities

Borrowings	346	673	1,019

Taxation liabilities	–	12	12

Provisions	23	67	90

Trade and other payables	1,203	1,723	2,926

	1,572	2,475	4,047

Liabilities held for sale	2,654	4,264	6,918